UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Copy to:
Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2017 (unaudited) COMMON STOCKS — 73.5% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Centers — 2.6%
Itau Unibanco Holding S.A. ADR	830,000	$10,018,100

Broker/Dealers — 9.0%
Morgan Stanley	390,000	16,707,600
The Goldman Sachs Group, Inc.	80,000	18,377,600
		35,085,200
Commercial Banks — 15.8%
Bank of America Corporation	850,000	20,051,500
Citigroup Inc.	400,000	23,928,000
JPMorgan Chase & Co.	200,000	17,568,000
		61,547,500
Electrical Equipment — 2.5%
Teradyne, Inc.	320,000	9,952,000

Electronic and Communication Equipment — 4.2%
NetEase Inc ADR	58,000	16,472,000

Electronic Components — 11.8%
Analog Devices, Inc.	75,000	6,146,250
Microchip Technology Incorporated	30,000	2,213,400
Micron Technology, Inc. (b)	650,000	18,785,000
NVIDIA Corporation	175,000	19,062,750
		46,207,400
Housing and Building Materials — 9.6%
D.R. Horton, Inc.	400,000	13,324,000
Lennar Corporation	310,000	15,868,900
Toll Brothers, Inc.	230,000	8,305,300
		37,498,200
Insurance — 4.0%
Prudential Financial, Inc.	145,000	15,468,600

Light Capital Goods — 4.7%
KLA-Tencor Corporation	70,000	6,654,900
Lam Research Corporation	90,000	11,552,400
		18,207,300
Metals and Mining — 5.3%
Vale S.A. ADR	2,200,000	20,900,000

Peripherals — 4.0%
Western Digital Corporation	190,000	15,680,700

TOTAL COMMON STOCKS (Identified cost $264,620,364)		287,037,000
BONDS — 26.0% OF TOTAL NET ASSETS
United States Treasury — 26.0%	Face Amount

United States Treasury Notes, 0.750%, 07/31/2018	$5,500,000	5,471,213
United States Treasury Notes, 0.750%, 10/31/2018	28,500,000	28,299,616
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,948,208
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,522,701

TOTAL BONDS (Identified cost $101,510,955)		101,241,738

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2017 at 0.09% to be repurchased at $2,300,000 on 04/03/2017 collateralized by $2,615,000 U.S. Treasury Bond, 2.50% due 02/15/2046 valued at $2,350,617 including interest. (Cost $2,300,000)(c)	2,300,000	2,300,000

TOTAL INVESTMENTS — 100.1% (Identified cost $368,431,319)(d)		390,578,738
Cash and receivables		6,081,378
Liabilities		(6,278,690)
TOTAL NET ASSETS — 100.0%		$390,381,426
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$287,037,000	—	—
Bonds
United States Treasury Notes	—	$101,241,738	—
Short-Term Investment
Repurchase Agreement	—	2,300,000	—
Total	$287,037,000	$103,541,738	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At March 31, 2017, the net unrealized appreciation on investments based on cost of $368,866,891 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$24,571,034
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,859,187)
$21,711,847
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2017 (unaudited) COMMON STOCKS — 98.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 27.7%	Shares	Value(a)
Data Centers — 25.7%
CoreSite Realty Corporation	490,000	$44,124,500
CyrusOne Inc.	880,000	45,293,600
Digital Realty Trust, Inc.	415,000	44,151,850
DuPont Fabros Technology, Inc.	880,000	43,639,200
Equinix, Inc.	70,000	28,025,900
QTS Realty Trust, Inc.	440,000	21,450,000
		226,685,050
Specialty — 1.7%
The GEO Group, Inc.	330,000	15,302,100
Timber — 0.3%
Potlatch Corporation	53,000	2,422,100

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $234,463,562)		244,409,250

OTHER COMMON STOCKS — 70.5%
Broker/Dealers — 4.2%
Morgan Stanley	880,000	37,699,200

Commercial Banks — 15.8%
Bank of America Corporation	3,330,000	78,554,700
Citigroup Inc.	1,020,000	61,016,400
		139,571,100
Hotels and Restaurants — 7.8%
Choice Hotels International, Inc.	640,000	40,064,000
Extended Stay America Inc Unit	1,100,000	17,534,000
La Quinta Holdings Inc. (b)	820,000	11,086,400
		68,684,400
Housing and Building Materials — 19.5%
D.R. Horton, Inc.	1,450,000	48,299,500
Lennar Corporation	870,000	44,535,300
NVR, Inc. (b)	10,000	21,068,800
PulteGroup, Inc.	370,000	8,713,500
Toll Brothers, Inc.	1,370,000	49,470,700
		172,087,800
Metals and Mining — 23.2%
Anglo American plc ADR (b)	3,050,000	23,210,500
Freeport-McMoRan Copper & Gold Inc. (b)	3,570,000	47,695,200
Southern Copper Corporation	1,270,000	45,580,300
Vale S.A. ADR (c)	9,300,000	88,350,000
		204,836,000

TOTAL OTHER COMMON STOCKS (Identified cost $533,284,565)		622,878,500
TOTAL COMMON STOCKS (Identified cost $767,748,127)		867,287,750

SHORT-TERM INVESTMENT — 1.5% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2017 at 0.09% to be repurchased at $12,970,000 on 04/03/2017 collateralized by $13,615,000 U.S. Treasury Bond, 2.875% due 08/15/2045 valued at $13,246,680 including interest. (Cost $12,970,000)(d)
	Face Amount
	$12,970,000	12,970,000

TOTAL INVESTMENTS — 99.7% (Identified cost $780,718,127)(e)		880,257,750
Cash and receivables		30,188,692
Liabilities		(27,645,907)
TOTAL NET ASSETS — 100.0%		$882,800,535

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$867,287,750	—	—
Short-Term Investment
Repurchase Agreement	—	$12,970,000	—
Total	$867,287,750	$12,970,000	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund has approximately 10% of its net assets at March 31, 2017 invested in companies incorporated in Brazil.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At March 31, 2017, the net unrealized appreciation on investments based on cost of $781,587,323 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$111,438,545
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,768,118)
$98,670,427
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

Unit: Two securities that have been registered under the Securities Act of 1933, as amended (the “Securities Act”), which are publicly traded and listed on the New York Stock Exchange (the “NYSE”) as Paired Shares.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2017 (unaudited) COMMON STOCKS — 106.6% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center — 3.7%
Banco Bradesco S.A. ADR	3,500,000	$35,840,000

Broker/Dealers — 12.4%
Morgan Stanley (b)	1,440,000	61,689,600
The Goldman Sachs Group, Inc. (b)	255,000	58,578,600
		120,268,200
Commercial Banks — 19.2%
Bank of America Corporation (b)	3,330,000	78,554,700
Citigroup Inc.	1,240,000	74,176,800
JPMorgan Chase & Co.	370,000	32,500,800
		185,232,300

Electrical Equipment — 4.7%
Teradyne, Inc.	1,450,000	45,095,000

Electronic and Communication Equipment — 5.3%
NetEase Inc ADR	180,000	51,120,000

Electronic Components — 12.7%
Microchip Technology Incorporated	230,000	16,969,400
Micron Technology, Inc.(b)(c)	1,980,000	57,222,000
NVIDIA Corporation	446,000	48,582,780
		122,774,180
Housing and Building Materials — 15.1%
D.R. Horton, Inc.	1,470,000	48,965,700
Lennar Corporation	950,000	48,630,500
Toll Brothers, Inc.	1,350,000	48,748,500
		146,344,700

Insurance — 5.1%
Prudential Financial, Inc. (b)	458,000	48,859,440

Light Capital Goods — 10.2%
KLA-Tencor Corporation	490,000	46,584,300
Lam Research Corporation (b)	405,000	51,985,800
		98,570,100
Metals and Mining — 8.6%
Freeport-McMoRan Copper & Gold Inc. (c)	1,800,000	24,048,000
Vale S.A. ADR (b)	6,250,000	59,375,000
		83,423,000
Packaging — 3.7%
WestRock Company	680,000	35,380,400

Peripherals — 5.9%
Western Digital Corporation	690,000	56,945,700

TOTAL COMMON STOCKS (Identified cost $907,221,913)		1,029,853,020

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2017 at 0.09% to be repurchased at $10,750,000 on 04/03/2017 collateralized by $10,930,000 U.S. Treasury Bond, 3.00% due 11/15/2045 valued at $10,982,319 including interest. (Cost $10,750,000)(d)

	$10,750,000	10,750,000

TOTAL INVESTMENTS — 107.7% (Identified cost $917,971,913)(e)		1,040,603,020
Cash and receivables		409,476,828
Liabilities		(483,711,896)
TOTAL NET ASSETS — 100.0%		$966,367,952

SECURITIES SOLD SHORT — 44.9% OF TOTAL NET ASSETS (unaudited)

COMMON STOCK — 20.7% OF TOTAL NET ASSETS
Retail — 18.8%	Shares	Value (a)
DDR Corp.	1,700,000	$21,301,000
GGP Inc.	2,220,000	51,459,600
Simon Property Group, Inc.	320,000	55,049,600
The Macerich Company	840,000	54,096,000
		181,906,200
Technology — 1.9%
Snap Inc. (c)	800,000	18,024,000

TOTAL COMMON STOCK (Proceeds $212,046,617)		199,930,200

BONDS — 24.2% OF TOTAL NET ASSETS
United States Treasury — 24.2%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$35,000,000	33,388,075
United States Treasury Bonds, 2.875%, 11/15/2046	100,000,000	97,066,400
United States Treasury Bonds, 3.000%, 02/15/2047	40,000,000	39,871,880
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	40,815,640
United States Treasury Bonds, 3.750%, 11/15/2043	20,000,000	22,767,180
TOTAL BONDS (Proceeds $227,694,695)		233,909,175

TOTAL SECURITIES SOLD SHORT — 44.9% (Proceeds $439,741,312)		$433,839,375
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,029,853,020	—	—
Short-Term Investment
Repurchase Agreement	—	$10,750,000	—
Total	$1,029,853,020	$10,750,000	—

Investments in Securities-Liabilities
Common Stocks*	$199,930,200	—	—
Bonds
United States Treasury Bonds	—	$233,909,175	—
Total	$199,930,200	$233,909,175	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.
(b) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2017 was $297,836,600 and the value of cash held in a segregated account was $360,149,815.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At March 31, 2017, the net unrealized appreciation on investments held long, based on cost of $922,718,803 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$126,713,378
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,829,161)
$117,884,217
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 15, 2017

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: May 15, 2017